Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
	March 31,	December 31,
	2022	2021
Finished Goods (branded products)	$5,323,747	$4,124,738
Goods in Process (un-branded products)	823,711	1,106,054
	$6,147,458	$5,230,792

	December 31,	December 31,
	2021	2020
Finished Goods (branded products)	$4,124,738	$2,271,982
Goods in Process (un-branded products)	1,106,054	227,067
	$5,230,792	$2,499,049